ASSET RETIREMENT OBLIGATION (Tables)	12 Months Ended
Dec. 31, 2017
Asset Retirement Obligation Disclosure [Abstract]
Schedule of Activity Related to Asset Retirement Obligation
The following table presents the activity related to the Company’s asset retirement obligation:

(In thousands)	Years Ended December 31,
	2017	2016
Beginning balance	$39,451	$45,125
Adjustment due to changes in estimates	2,166	(5,431)
Accretion of liability	3,373	4,863
Liabilities settled	(2,712)	(4,104)
Foreign Currency	2,501	(1,002)
Ending balance	$44,779	$39,451